Expense Example {- Fidelity Freedom® 2050 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-10 - Fidelity Freedom® 2050 Fund - Fidelity Freedom 2050 Fund - Class K	Jul. 15, 2022 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810